Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Short-term debt	$ 31,525	$ 37,539	$ 43,098
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	41,469	41,479	38,984
Senior unsecured debt other than TLAC	21,421	23,024	27,590
of which: issued by UBS AG with original maturity greater than one year	20,099	21,619	23,307
Covered bonds		1,351	1,389
Subordinated debt	18,304	18,664	18,640
of which: high-trigger loss-absorbing additional tier 1 capital instruments	12,076	12,372	11,052
of which: low-trigger loss-absorbing additional tier 1 capital instruments	1,219	1,236	2,425
of which: low-trigger loss-absorbing tier 2 capital instruments	2,471	2,507	2,596
of which: non-Basel III-compliant tier 2 capital instruments	538	543	547
Debt issued through the Swiss central mortgage institutions	9,177	9,435	9,454
Long-term debt	90,371	93,953	96,057
Total debt issued measured at amortized cost	$ 121,896	$ 131,492	$ 139,155
Unsecured portion of senior fixed-rate bonds issued by UBS AG with maturity greater than one year	100.00%	100.00%	100.00%